Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities
Net loss	$ (1,607,750)	$ (1,719,910)	$ (3,357,876)	$ (3,765,047)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,223	4,223	8,445	8,445
Non-cash lease expense for right-of-use assets	39,483	36,282	74,124
Amortization of debt issuance costs	2,140		1,783	67,069
Amortization of intangible asset	397,664	397,664	795,328	621,647
Deferred income tax (benefit) expense	(215,964)	(300,901)	(602,716)	(902,801)
Stock-based compensation	192,532	125,035	510,478	74,063
Net changes in operating assets and liabilities:
Prepaid expenses and other	217,923	(10,090)	(57,773)	(216,386)
Operating lease liability	(38,820)	(38,940)	(77,779)
Accrued interest	36,581	8,587	30,489	94,122
Accounts payable	(2,241)	(148,751)	(216,490)	241,416
Due (from) to related parties	(26,813)	22,919	21,899	40,690
Accrued expenses	104,013	208,979	119,943	28,868
Net cash used in operating activities	(897,029)	(1,414,903)	(2,750,145)	(3,707,914)
Cash Flows From Investing Activities
Purchase of software license				(20,500)
Purchase of intangible asset				(1,782)
Net cash (used in) investing activities				(22,282)
Cash Flows From Financing Activities
Net proceeds from issuance of stock				2,874,687
Proceeds from issuance of senior convertible notes			805,000
Proceeds received in satisfaction of stock subscription receivable		395,927	900,000
Borrowings on line of credit payable from related party	500,000
Proceeds received from our Paycheck Protection Program note payable	162,459
Transaction costs related to anticipated 2020 offering	(4,312)
Transaction costs incurred on senior convertible notes			(4,280)	(82,502)
Payment of placement agent and legal fees associated with clinical funding commitment				(168,457)
Net cash (used in) provided by financing activities	658,147	395,927	1,700,720	2,623,728
Net Decrease in Cash	(238,882)	(1,018,976)	(1,049,425)	(1,106,468)
Cash and Cash Equivalents - Beginning of Period	691,536	1,740,961	1,740,961	2,847,429
Cash and Cash Equivalents - End of Period	452,654	721,985	691,536	1,740,961
Supplemental Cash Flow Information:
Cash paid for interest
Cash paid for income taxes
Non-Cash Investing and Financing Activities
Right-of-use asset obtained in exchange for operating lease liability		(293,198)	(293,198)
Reduction in deferred lease liability		(9,963)	(9,963)
Operating lease liability		303,161	303,161
Net
Issuance of 28,971 shares of common stock due to triggering, in December 2019, the full ratchet anti-dilution provision of common stock sold in our 2018 Private Placement Transactions	$ 3
Recognize the exclusive license intangible asset acquired from CoNCERT				(11,037,147)
Recognize deferred tax liability for basis difference of Intangible asset				3,037,147
Recognize additional paid-in capital for consideration paid from the transfer of 298,615 common stock of Processa released by Promet to CoNCERT for Processa				8,000,000
Cash paid for intangible asset acquired from CoNCERT
Conversion of $230,000 and $2,350,000, respectively, of Senior Convertible Debt and related accrued interest of $28,930 and $114,333, respectively, into 18,107 and 172,327 shares, respectively, of common stock and warrants			258,930	2,464,333
Common stock and stock purchase warrants (forfeited)/issued in connection with a clinical trial funding commitment			$ (900,000)	$ 1,800,000